LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of GFL's landfill closure and post-closure obligations

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$952.2	$847.2
Acquisitions via business combinations	16.5	18.3
Disposals	(1.2)	(15.0)
Provisions	90.4	94.9
Adjustment for discount and inflation rates	(89.2)	22.5
Accretion	41.5	34.4
Expenditures	(37.0)	(32.5)
Changes in foreign exchange	77.2	(17.6)
Balance, end of year	1,050.4	952.2
Less: Current portion of landfill closure and post-closure obligations	(51.7)	(56.2)
Non-current portion of landfill closure and post-closure obligations	$998.7	$896.0

Less than 1 year	$51.7
Between 1-2 years	141.0
Between 2-5 years	197.5
Over 5 years	660.2
$1,050.4